UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   01/09/2002

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:   106

Form 13F Information Table Value Total:   163,164
                                         (thousands)

List of Other Included Managers:

NONE

                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
ACE Limited         Common Stock     G0070K103       1,199     29,855  SH    SOLE        NONE          29,855
ADC Telecom         Common Stock     000886101         428     93,020  SH    SOLE        NONE          93,020
AOL Time Warner In  Common Stock     00184A105       2,754     85,806  SH    SOLE        NONE          85,806
Abbott Laboratorie  Common Stock     002824100       2,358     42,300  SH    SOLE        NONE          42,300
Alltel Corp.        Common Stock     020039103         246      3,980  SH    SOLE        NONE           3,980
Altera Corp.        Common Stock     021441100         782     36,850  SH    SOLE        NONE          36,850
American Internati  Common Stock     026874107       4,506     56,745  SH    SOLE        NONE          56,745
Amgen Inc.          Common Stock     031162100       3,421     60,613  SH    SOLE        NONE          60,613
Anheuser-Busch Cos  Common Stock     035229103       1,342     29,675  SH    SOLE        NONE          29,675
Aquila Inc.         Common Stock     03840p102         254     10,100  SH    SOLE        NONE          10,100
Automatic Data Pro  Common Stock     053015103         236      4,000  SH    SOLE        NONE           4,000
BJ's Wholesale Clu  Common Stock     05548J106       2,089     47,360  SH    SOLE        NONE          47,360
BP PLC              Common Stock     055622104         385      8,281  SH    SOLE        NONE           8,281
Bank of America Co  Common Stock     060505104       1,852     29,414  SH    SOLE        NONE          29,414
Barnes & Noble Inc  Common Stock     067774109         895     30,220  SH    SOLE        NONE          30,220
Beckman Coulter In  Common Stock     075811109       1,428     32,240  SH    SOLE        NONE          32,240
Best Buy Company I  Common Stock     086516101         904     12,140  SH    SOLE        NONE          12,140
Biomet Inc.         Common Stock     090613100         424     13,730  SH    SOLE        NONE          13,730
Brinker Internatio  Common Stock     109641100       1,068     35,880  SH    SOLE        NONE          35,880
Bristol Myers Squi  Common Stock     110122108         247      4,836  SH    SOLE        NONE           4,836
CYTYC Corp.         Common Stock     232946103         678     25,980  SH    SOLE        NONE          25,980
CenterPoint Proper  Common Stock     151895109         279      5,600  SH    SOLE        NONE           5,600
Charter One Financ  Common Stock     160903100         456     16,797  SH    SOLE        NONE          16,797
ChevronTexaco Corp  Common Stock     166751107         254      2,829  SH    SOLE        NONE           2,829
Cincinnati Financi  Common Stock     172062101         625     16,390  SH    SOLE        NONE          16,390
Cisco Systems Inc.  Common Stock     17275R102       3,647    201,373  SH    SOLE        NONE         201,373
Citigroup Inc.      Common Stock     172967101       4,309     85,363  SH    SOLE        NONE          85,363
Citrix Systems Inc  Common Stock     177376100       1,925     84,940  SH    SOLE        NONE          84,940
Coca-Cola Co.       Common Stock     191216100         753     15,980  SH    SOLE        NONE          15,980
Concord EFS, Inc.   Common Stock     206197105       3,024     92,260  SH    SOLE        NONE          92,260
Convergys Corp.     Common Stock     212485106       1,767     47,140  SH    SOLE        NONE          47,140
Developers Diversi  Common Stock     251591103         233     12,200  SH    SOLE        NONE          12,200
Dow Chemical Co.    Common Stock     260543103       1,758     52,050  SH    SOLE        NONE          52,050
Duke Energy         Common Stock     264399106       2,237     56,980  SH    SOLE        NONE          56,980
Duke-Weeks Realty   Common Stock     264411505         547     22,500  SH    SOLE        NONE          22,500
Electronic Data Sy  Common Stock     285661104         437      6,377  SH    SOLE        NONE           6,377
Emerson Electric C  Common Stock     291011104         201      3,520  SH    SOLE        NONE           3,520
Equity Office Prop  Common Stock     294741103         577     19,175  SH    SOLE        NONE          19,175
Equity Residential  Common Stock     29476L107         900     31,362  SH    SOLE        NONE          31,362
Exxon Mobil Corp.   Common Stock     30231G102       4,430    112,731  SH    SOLE        NONE         112,731
Federal Home Loan   Common Stock     313400301       3,981     60,875  SH    SOLE        NONE          60,875
Fifth Third Bancor  Common Stock     316773100       2,592     42,260  SH    SOLE        NONE          42,260
Flextronics Intern  Common Stock     y2573f102         992     41,340  SH    SOLE        NONE          41,340
Forest City Enterp  Common Stock     345550107       1,007     26,031  SH    SOLE        NONE          26,031
General Dynamics C  Common Stock     369550108       1,461     18,340  SH    SOLE        NONE          18,340
General Electric C  Common Stock     369604103       9,515    237,389  SH    SOLE        NONE         237,389
General Mills Inc.  Common Stock     370334104         373      7,180  SH    SOLE        NONE           7,180
Gillette Company    Common Stock     375766102       2,036     60,970  SH    SOLE        NONE          60,970
Harris Corp.        Common Stock     413875105         498     16,330  SH    SOLE        NONE          16,330
Highwoods Properti  Common Stock     431284108         279     10,750  SH    SOLE        NONE          10,750
Home Depot Inc.     Common Stock     437076102       3,254     63,787  SH    SOLE        NONE          63,787
IBM Corp.           Common Stock     459200101       4,359     36,040  SH    SOLE        NONE          36,040
IMS Health Inc.     Common Stock     449934108         277     14,190  SH    SOLE        NONE          14,190
Intel Corp.         Common Stock     458140100       4,498    143,030  SH    SOLE        NONE         143,030
Interpublic Group   Common Stock     460690100         378     12,780  SH    SOLE        NONE          12,780
Jacobs Engineering  Common Stock     469814107       1,104     16,720  SH    SOLE        NONE          16,720
Johnson & Johnson   Common Stock     478160104       4,017     67,966  SH    SOLE        NONE          67,966
KeySpan Corp.       Common Stock     49337W100         469     13,530  SH    SOLE        NONE          13,530
Laboratory Corp. o  Common Stock     50540r409         269      3,330  SH    SOLE        NONE           3,330
Lowes Cos Inc.      Common Stock     548661107         654     14,090  SH    SOLE        NONE          14,090
MBNA Corp.          Common Stock     55262L100         201      5,700  SH    SOLE        NONE           5,700
Medtronic Inc.      Common Stock     585055106       3,431     66,995  SH    SOLE        NONE          66,995
Merck & Co.         Common Stock     589331107       1,635     27,799  SH    SOLE        NONE          27,799
Microsoft Corp.     Common Stock     594918104       7,045    106,336  SH    SOLE        NONE         106,336
Millennium Pharmac  Common Stock     599902103         276     11,280  SH    SOLE        NONE          11,280
National Commerce   Common Stock     63545P104         521     20,580  SH    SOLE        NONE          20,580
Newell Rubbermaid   Common Stock     651229106       2,152     78,064  SH    SOLE        NONE          78,064
NiSource Inc.       Common Stock     65473p105         279     12,110  SH    SOLE        NONE          12,110
Noble Drilling Cor  Common Stock     655042109       1,155     33,920  SH    SOLE        NONE          33,920
Nokia Corp.         Common Stock     654902204       1,690     68,878  SH    SOLE        NONE          68,878
Northern Trust Cor  Common Stock     665859104         259      4,305  SH    SOLE        NONE           4,305
Northrop Grumman C  Common Stock     666807102         966      9,580  SH    SOLE        NONE           9,580
Omnicom Group Inc.  Common Stock     681919106         507      5,669  SH    SOLE        NONE           5,669
Oracle Corp.        Common Stock     68389X105       1,124     81,380  SH    SOLE        NONE          81,380
Pepsico Inc.        Common Stock     713448108       4,582     94,100  SH    SOLE        NONE          94,100
Pfizer Inc.         Common Stock     717081103       5,429    136,232  SH    SOLE        NONE         136,232
Pharmacia Corp.     Common Stock     71713U102         258      6,040  SH    SOLE        NONE           6,040
Polycom Inc.        Common Stock     73172K104       1,049     30,780  SH    SOLE        NONE          30,780
Procter & Gamble C  Common Stock     742718109         781      9,875  SH    SOLE        NONE           9,875
Progressive Corp.   Common Stock     743315103         941      6,300  SH    SOLE        NONE           6,300
Royal Dutch Petrol  Common Stock     780257804         212      4,320  SH    SOLE        NONE           4,320
SBC Communications  Common Stock     78387G103       3,393     86,630  SH    SOLE        NONE          86,630
Safeway Inc.        Common Stock     786514208         601     14,390  SH    SOLE        NONE          14,390
Schering Plough Co  Common Stock     806605101         419     11,694  SH    SOLE        NONE          11,694
Sprint Corp. (PCS   Common Stock     852061506       2,842    116,435  SH    SOLE        NONE         116,435
Stryker Corp.       Common Stock     863667101       2,208     37,830  SH    SOLE        NONE          37,830
Sungard Data Syste  Common Stock     867363103       1,139     39,360  SH    SOLE        NONE          39,360
TJX Companies Inc.  Common Stock     872540109       1,237     31,035  SH    SOLE        NONE          31,035
Target Corp.        Common Stock     87612e106         593     14,450  SH    SOLE        NONE          14,450
Tenet Healthcare C  Common Stock     88033g100         309      5,260  SH    SOLE        NONE           5,260
Toys R Us Inc.      Common Stock     892335100       1,587     76,530  SH    SOLE        NONE          76,530
Tyco International  Common Stock     902124106       3,616     61,394  SH    SOLE        NONE          61,394
United Technologie  Common Stock     913017109       1,307     20,220  SH    SOLE        NONE          20,220
VeriSign Inc.       Common Stock     92343E102       1,260     33,130  SH    SOLE        NONE          33,130
Veritas Software    Common Stock     923436109         243      5,420  SH    SOLE        NONE           5,420
Verizon Communicat  Common Stock     92343V104         548     11,538  SH    SOLE        NONE          11,538
Wal-Mart Stores In  Common Stock     931142103       3,701     64,310  SH    SOLE        NONE          64,310
Walgreen Company    Common Stock     931422109         404     12,000  SH    SOLE        NONE          12,000
Waste Management I  Common Stock     94106L109       1,156     36,225  SH    SOLE        NONE          36,225
Wells Fargo & Co.   Common Stock     949746101         592     13,616  SH    SOLE        NONE          13,616
Wendy's Internatio  Common Stock     950590109         461     15,800  SH    SOLE        NONE          15,800
Williams Companies  Common Stock     969457100         335     13,120  SH    SOLE        NONE          13,120
Wyeth               Common Stock     983024100         215      3,496  SH    SOLE        NONE           3,496
Xcel Energy Inc.    Common Stock     98389B100       1,259     45,400  SH    SOLE        NONE          45,400
Xilinx Inc.         Common Stock     983919101         882     22,580  SH    SOLE        NONE          22,580
Zion's Bancorporat  Common Stock     989701107         501      9,531  SH    SOLE        NONE           9,531
                                                 ---------
                                                   163,164

                                                 ---------
TOTAL PORTFOLIO                                    163,164
                                                 =========
